BANK BORROWING	12 Months Ended
Dec. 31, 2022
BANK BORROWING
BANK BORROWING

14.BANK BORROWING

	As of December 31,
	2021	2022
Short-term debt:
East West Bank (1)	$6,277	$2,000

Long-term debt:
East West Bank (2)	$2,000	$—
(1)	The annum interest rate of borrowings from East West Bank was 6%. As of December 31, 2021, the Group’s short-term debt was with one-year maturity date.

The loan with amount of $6,277 was guaranteed by a wholly-owned subsidiary of Renren Inc, Qianxiang Shiji Technology Development (Beijing) Co., Ltd., a related party of the Group, covered by irrevocable standby letter of credit issued by East West Bank to Renren with Renren’s restricted cash pledged as security.

During the transaction of disposal of subsidiaries, the principal of the bank loan has been transferred to and assumed by the Buyer, and the interest will be paid by the Company on a monthly basis.

(2)

The annum interest rate of borrowings from East West Bank was 2.8%. The Group’s long-term debt matures on August 31, 2023 and was reclassed to current liability as of December 31, 2022. The loan was under an irrevocable standby letter of credit issued by East West Bank to Renren in April 2019 with Renren’s restricted cash pledged as security.

Interest expenses were $1, $223 and $1,034 recorded for bank loans in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022.